S000004340 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	293 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
S&P 900 Growth Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	34.77%	16.68%	14.95%
iShares Core S&P U.S. Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent		34.69%	16.61%	14.89%
Performance Inception Date					Jul. 24, 2000
iShares Core S&P U.S. Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.49%	16.35%	14.56%
iShares Core S&P U.S. Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.66%	13.39%	12.48%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through January 22, 2017 reflect the performance of the Russell 3000 Growth Index. Index returns beginning on January 23, 2017 reflect the performance of the S&P 900 Growth Index, which, effective as of January 23, 2017, replaced the Russell 3000 Growth Index as the Underlying Index of the Fund.